Description Of Business And Significant Accounting Policies (Schedule Of Cash, Cash Equivalents And Restricted Cash) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Cash and cash equivalents	$ 11	$ 27
Restricted cash, current	13
Restricted cash, noncurrent	30
Total cash, cash equivalents and restricted cash on the Statements of Consolidated Cash Flows	$ 54	$ 27	$ 4	$ 3